Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Restricted Share Unit Activities

The following table summarized the Group’s restricted share unit activities during the year ended June 30, 2025.

	Number of RSUs	Weighted Average Grant Date Fair Value
		USD

Outstanding as of July 1, 2024	-	-
Granted	9,892,382	3.46
Forfeited	-	-
Vested	(9,892,382)	3.46
Outstanding as of June 30, 2025	-	-